UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  1995 University Ave., Suite 225
          Berkeley, CA  94704

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  August 04, 2004

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: 2,920,969

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    93854 2535215.00SH      SOLE               1301977.00        1233238.00
                                                              1124 30370.00 SH       DEFINED 01           30370.00
Acadia Realty Trust            COM              004239109      943 63933.00 SH       SOLE                 63933.00
                                                               628 42600.00 SH       DEFINED 01           42600.00
Alexandria Real Estate Equitie COM              015271109     1788 27209.00 SH       SOLE                 27181.00             28.00
                                                               592  9010.00 SH       DEFINED 01            9010.00
American Financial Realty Trus COM              02607P305      528 37425.00 SH       SOLE                 37425.00
                                                               395 28000.00 SH       DEFINED 01           28000.00
Apartment Investment & Managem COM              03748R101      523 15031.00 SH       SOLE                 15031.00
                                                               337  9690.00 SH       DEFINED 01            9690.00
Archstone-Smith Trust          COM              039583109     1776 56133.00 SH       SOLE                 56133.00
                                                              1182 37370.00 SH       DEFINED 01           37370.00
Arden Realty Trust             COM              039793104    84423 2591245.00SH      SOLE               1370905.00        1220340.00
                                                               932 28620.00 SH       DEFINED 01           28620.00
AvalonBay Communities, Inc.    COM              053484101   120083 1994067.00SH      SOLE               1020348.00         973719.00
                                                              1277 21200.00 SH       DEFINED 01           21200.00
BRE Properties, Inc.           COM              05564E106    66690 1738991.00SH      SOLE                797399.00         941592.00
                                                               714 18610.00 SH       DEFINED 01           18610.00
Biomed Realty Trust            COM              09063H107    11523 655100.00SH       SOLE                333800.00         321300.00
                                                               345 19600.00 SH       DEFINED 01           19600.00
Boston Properties, Inc.        COM              101121101    80950 1461453.91SH      SOLE                748956.91         712497.00
                                                              1856 33500.00 SH       DEFINED 01           33500.00
Brandywine Realty Trust        COM              105368203    53164 1866700.00SH      SOLE                948282.00         918418.00
                                                               556 19540.00 SH       DEFINED 01           19540.00
CBL & Associates Properties, I COM              124830100      678 11127.00 SH       SOLE                 11127.00
                                                               461  7570.00 SH       DEFINED 01            7570.00
Camden Property Trust          COM              133131102    47616 1030657.00SH      SOLE                526297.00         504360.00
                                                               614 13280.00 SH       DEFINED 01           13280.00
Capital Trust-CL A             COM              14052H506    28824 990500.00SH       SOLE                625400.00         365100.00
CarrAmerica Realty Corp.       COM              144418100    25125 768350.00SH       SOLE                395500.00         372850.00
                                                               642 19640.00 SH       DEFINED 01           19640.00
Catellus Development Corporati COM              149113102   100423 3788129.00SH      SOLE               2010419.00        1777710.00
                                                               787 29700.00 SH       DEFINED 01           29700.00
CenterPoint Properties Corp.   COM              151895109      720 16529.00 SH       SOLE                 16529.00
                                                               480 11020.00 SH       DEFINED 01           11020.00
Chelsea Property Group Inc.    COM              163421100    78527 1170300.00SH      SOLE                691900.00         478400.00
Colonial Properties Trust      COM              195872106      225  5588.00 SH       SOLE                  5588.00
                                                               169  4190.00 SH       DEFINED 01            4190.00
Corporate Office Properties    COM              22002T108    49381 1927434.00SH      SOLE                905023.00        1022411.00
                                                              1043 40700.00 SH       DEFINED 01           40700.00
Cousins Properties, Inc.       COM              222795106      329  9596.00 SH       SOLE                  9596.00
                                                               222  6470.00 SH       DEFINED 01            6470.00
Crescent Real Estate Equities, COM              225756105      571 36308.00 SH       SOLE                 36308.00
                                                               387 24600.00 SH       DEFINED 01           24600.00
Developers Diversified Realty  COM              251591103      564 14414.00 SH       SOLE                 14414.00
                                                               372  9490.00 SH       DEFINED 01            9490.00
Duke Realty Corporation        COM              264411505      691 20805.00 SH       SOLE                 20805.00
                                                               451 13580.00 SH       DEFINED 01           13580.00
Equity Office Properties Trust COM              294741103     5787 212351.00SH       SOLE                212253.00             98.00
                                                              1000 36709.00 SH       DEFINED 01           36709.00
Equity Residential             COM              29476L107   107708 3474454.00SH      SOLE               2052629.00        1421825.00
                                                              2154 69470.00 SH       DEFINED 01           69470.00
Essex Property Trust, Inc.     COM              297178105   111795 1555943.00SH      SOLE                784462.00         771481.00
                                                              1025 14260.00 SH       DEFINED 01           14260.00
Federal Realty Investment Trus COM              313747206    47537 1080397.00SH      SOLE                484439.00         595958.00
                                                              1018 23140.00 SH       DEFINED 01           23140.00
Gables Residential Trust       COM              362418105      355 10395.00 SH       SOLE                 10395.00
                                                               240  7020.00 SH       DEFINED 01            7020.00
General Growth Properties      COM              370021107    72434 2336594.12SH      SOLE               1121036.12        1215558.00
                                                              1832 59110.00 SH       DEFINED 01           59110.00
Home Properties of New York, I COM              437306103    38752 979577.00SH       SOLE                495626.00         483951.00
                                                               456 11530.00 SH       DEFINED 01           11530.00
Kilroy Realty                  COM              49427F108      259  6808.00 SH       SOLE                  6808.00
                                                               175  4590.00 SH       DEFINED 01            4590.00
Kimco Realty Corp.             COM              49446R109      942 18355.00 SH       SOLE                 18355.00
                                                               642 12520.00 SH       DEFINED 01           12520.00
Liberty Property Trust         COM              531172104    68536 1720283.00SH      SOLE               1066184.00         654099.00
                                                               792 19890.00 SH       DEFINED 01           19890.00
Macerich Company               COM              554382101   168483 3161618.00SH      SOLE               1687021.00        1474597.00
                                                              1827 34290.00 SH       DEFINED 01           34290.00
Mack-Cali Realty Corporation   COM              554489104      469 10578.00 SH       SOLE                 10578.00
                                                               319  7190.00 SH       DEFINED 01            7190.00
Maguire Properties Inc.        COM              559775101    27577 1134406.00SH      SOLE                576729.00         557677.00
                                                               345 14200.00 SH       DEFINED 01           14200.00
Marriott International-CL A    COM              571903202     3466 66700.00 SH       SOLE                 66700.00
PS Business Pks Inc. CA Com    COM              69360J107      298  7467.00 SH       SOLE                  7467.00
                                                               204  5110.00 SH       DEFINED 01            5110.00
Pan Pacific Retail Properties, COM              69806L104   185689 3432321.00SH      SOLE               1768463.00        1663858.00
                                                              1807 33410.00 SH       DEFINED 01           33410.00
Prentiss Property Trust        COM              740706106     5359 148875.00SH       SOLE                148875.00
                                                               456 12660.00 SH       DEFINED 01           12660.00
ProLogis                       COM              743410102    99978 2837073.00SH      SOLE               1510837.00        1326236.00
                                                              1695 48110.00 SH       DEFINED 01           48110.00
Regency Centers Corp           COM              758849103    63375 1363194.00SH      SOLE                624210.00         738984.00
                                                              1052 22630.00 SH       DEFINED 01           22630.00
SL Green Realty Corp           COM              78440X101    92658 1788419.00SH      SOLE                989939.00         798480.00
                                                               795 15340.00 SH       DEFINED 01           15340.00
Simon Property Group, Inc.     COM              828806109   147085 2742586.00SH      SOLE               1536851.00        1205735.00
                                                              2461 45890.00 SH       DEFINED 01           45890.00
Spirit Finance 144a            COM              848568101    29750 2975000.00SH      SOLE               1675000.00        1300000.00
Taubman Centers, Inc.          COM              876664103    70741 2738716.00SH      SOLE               1388605.00        1350111.00
                                                              1051 40700.00 SH       DEFINED 01           40700.00
United Dominion Realty Trust   COM              910197102   133884 6751565.00SH      SOLE               3566968.00        3184597.00
                                                              1517 76500.00 SH       DEFINED 01           76500.00
Ventas, Inc.                   COM              92276F100     2758 106400.00SH       SOLE                106400.00
Vornado Realty Trust           COM              929042109   197501 3150937.95SH      SOLE               1674939.95        1475998.00
                                                              2533 40410.00 SH       DEFINED 01           40410.00
Washington Real Estate Investm COM              939653101      212  6989.00 SH       SOLE                  6989.00
                                                               141  4640.00 SH       DEFINED 01            4640.00
Weingarten Realty Investors    COM              948741103      331 10031.00 SH       SOLE                 10031.00
                                                               234  7100.00 SH       DEFINED 01            7100.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271406      886 33750.00 SH       SOLE                 33750.00
AMB PPTYS PFD SER L 6.50%      PFD              00163T307      421 17000.00 SH       SOLE                                   17000.00
AMB PPTYS PFD SER M 6.75%      PFD              00163T406     2406 95300.00 SH       SOLE                                   95300.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1279 45500.00 SH       SOLE                                   45500.00
BRANDYWINE REALTY TRUST PFD Se PFD              105368401     6334 251250.00SH       SOLE                 26250.00         225000.00
BRANDYWINE REALTY TRUST PFD Se PFD              105368500    18718 742775.00SH       SOLE                  9375.00         733400.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6766 253400.00SH       SOLE                                  253400.00
BRE PROPERTIES PFD SER C 6.75% PFD              05564E502    11154 451200.00SH       SOLE                                  451200.00
CARRAMERICA RLTY PFD SER E 7.5 PFD              144418704    10588 400000.00SH       SOLE                                  400000.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10750 200000.00SH       SOLE                                  200000.00
CBL & ASSOCIATES PROP SER C 7. PFD              124830506      934 35625.00 SH       SOLE                 35625.00
                                                               763 29100.00 SH       DEFINED 01           29100.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591830     7357 278775.00SH       SOLE                  8775.00         270000.00
                                                               412 15600.00 SH       DEFINED 01           15600.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591822     7653 300000.00SH       SOLE                                  300000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591780     8626 340000.00SH       SOLE                                  340000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     5519 101500.00SH       SOLE                                  101500.00
DUKE REALTY CORP PFD SER K 6.5 PFD              264411760     2307 94000.00 SH       SOLE                                   94000.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    12803 478975.00SH       SOLE                 32175.00         446800.00
                                                              1449 54200.00 SH       DEFINED 01           54200.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5290 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1297 47400.00 SH       SOLE                                   47400.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L784     1450 58600.00 SH       SOLE                                   58600.00
ESSEX PROPERTY TRUST PFD SER F PFD              297178204    24370 970920.00SH       SOLE                225017.00         745903.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8542 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           33657 250000.00SH       SOLE                                  250000.00
LEXINGTON CORP PROP PFD Ser B  PFD              529043200      483 18675.00 SH       SOLE                 18675.00
                                                               452 17500.00 SH       DEFINED 01           17500.00
MACK-CALI REALTY CORP PFD SER  PFD              554489302     2500 100000.00SH       SOLE                                  100000.00
MILLS CORP PFD SER C 9%        PFD              601148307      252  9150.00 SH       SOLE                  9150.00
                                                               201  7300.00 SH       DEFINED 01            7300.00
NEW PLAN EXCEL REALTY PFD E 7. PFD              648053809     5377 206975.00SH       SOLE                  6975.00         200000.00
                                                               325 12500.00 SH       DEFINED 01           12500.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409    11358 191301.00SH       SOLE                                  191301.00
PROLOGIS TRUST PFD SER G 6.75% PFD              743410805     2581 103700.00SH       SOLE                                  103700.00
REGENCY CENTERS PFD Ser D 7.25 PFD              758849400    10092 395000.00SH       SOLE                                  395000.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6913 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    14916 280800.00SH       SOLE                                  280800.00
SL GREEN REALTY CORP Ser D 7.8 PFD              78440X408    20400 800000.00SH       SOLE                                  800000.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1355 52700.00 SH       SOLE                                   52700.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7452 289400.00SH       SOLE                                  289400.00
VORNADO REALTY TRUST PFD Ser E PFD              929042604    15348 600000.00SH       SOLE                                  600000.00